SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss (income)	$ 515,014	$ (13,877,363)	$ (47,366,729)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation expense	1,820,628	3,716,319	5,337,041
Change in fair value of derivatives	(553,707)	(1,108,648)
Changes in assets and liabilities
Accounts receivable	15,841,979	6,993,094	524,312
Accrued expenses and other current liabilities	(6,629,926)	(2,178,255)	3,622,072
Accrued salary and benefits	4,007,449	4,602,304
Other non-current liabilities	(113,866)	(141,341)	(154,719)
Net cash used in operating activities	1,301,198	(51,043,689)	(851,758)
Investing activities:
Net cash provided by (used in) investing activities	521,859	(1,778,533)	(2,644,295)
Financing activities:
Cash paid to settle vested options and restricted shares			823,226
Proceeds from issuance of ordinary shares upon exercise of options	542	81,339	304,259
Proceeds from issuance of convertible notes net of issuance cost and debt discounts paid to Investors of US$2.7 million		27,175,000
Repayment of convertible notes	(3,745,955)	(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering		1,390,000
Payment of share repurchase		(1,322,195)	(9,480,179)
Net cash (used in) provided by financing activities	(11,616,017)	20,899,885	(8,500,234)
Net decrease in cash, cash equivalents, and restricted cash	(9,792,960)	(31,922,337)	(11,996,287)
Cash, cash equivalents, and restricted cash at beginning of year	18,431,209	49,622,714	59,966,031
Cash, cash equivalents, and restricted cash at end of year	9,785,131	18,431,209	49,622,714
Parent company | Reportable legal entities
Cash flows from operating activities:
Net loss (income)	515,014	(13,877,363)	(47,366,729)
Equity in loss (income) of subsidiaries, VIEs and VIEs' subsidiaries	(6,355,003)	1,908,389	41,349,114
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation expense	1,820,628	3,716,319	5,337,041
Amortization of issuance cost and debt discounts related to convertible notes	1,337,671	5,647,339
Change in fair value of derivatives	(553,707)	(1,108,648)
Changes in assets and liabilities
Accrued expenses and other current liabilities	(29,867)	288,562	(5,371)
Other receivables, deposits and other assets	459,731	(432,374)	21,858
Accrued salary and benefits	421,975
Other non-current liabilities	(151,393)	(159,769)	(112,489)
Net cash used in operating activities	(2,534,951)	(4,017,545)	(776,576)
Investing activities:
Advances to subsidiaries and VIEs	(9,783,250)	(37,795,461)	(16,000,000)
Repayment of advances to subsidiary	16,251,000	19,145,170	25,900,160
Net cash provided by (used in) investing activities	6,467,750	(18,650,291)	9,900,160
Financing activities:
Cash paid for deferred issuance costs		(159,624)
Cash paid to settle vested options and restricted shares			823,226
Proceeds from issuance of ordinary shares upon exercise of options	311	81,339	304,259
Proceeds from issuance of convertible notes net of issuance cost and debt discounts paid to Investors of US$2.7 million		27,175,000
Repayment of convertible notes	(3,745,956)	(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering		1,390,000
Payment of share repurchase		(1,322,195)	(9,480,179)
Net cash (used in) provided by financing activities	(3,745,645)	22,982,602	(9,999,146)
Net decrease in cash, cash equivalents, and restricted cash	187,154	314,766	(875,562)
Cash, cash equivalents, and restricted cash at beginning of year	442,771	128,005	1,003,567
Cash, cash equivalents, and restricted cash at end of year	$ 629,925	$ 442,771	$ 128,005